ALLIANCE GOVERNMENT RESERVES

SEMI-ANNUAL REPORT
DECEMBER 31, 1996
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1996 (UNAUDITED)                      ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                              YIELD         VALUE
------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCIES-70.4%
            FEDERAL HOME LOAN MORTGAGE CORP.-21.3%
$  20,000   2/11/97                                5.21%    $ 19,881,328
   47,000   3/03/97                                5.21       46,585,081
   44,292   1/02/97                                5.22       44,285,578
   40,570   1/03/97                                5.22       40,558,235
   54,000   2/04/97                                5.22       53,733,780
   18,953   3/05/97                                5.22       18,779,864
   50,000   3/06/97                                5.22       49,536,000
   61,400   1/17/97                                5.23       61,257,279
   75,000   2/28/97                                5.23       74,368,646
   25,000   2/06/97                                5.24       24,869,125
   16,000   2/10/97                                5.24       15,906,844
   33,000   2/14/97                                5.24       32,788,653
   71,400   1/14/97                                5.27       71,264,122
   16,141   1/14/97                                5.28       16,110,224
   50,000   6/12/97                                5.28       48,812,000
   25,000   3/07/97                                5.31       24,760,313
   25,000   3/21/97                                5.34       24,707,041
    3,500   3/25/97                                5.34        3,456,909
    2,000   3/25/97                                5.35        1,975,331
   47,150   3/28/97                                5.36       46,546,270
   50,000   1/22/97                                5.42       49,841,917
   25,000   1/30/97                                5.43       24,890,646
   12,000   1/14/97                                5.51       11,976,145
                                                            ------------
                                                             806,891,331

            FEDERAL NATIONAL MORTGAGE ASSOCIATION-19.6%
   46,600   2/24/97                                5.20       46,236,520
   50,485   2/03/97                                5.22       50,243,429
   45,500   2/18/97                                5.22       45,183,320
   20,890   2/19/97                                5.22       20,741,577
    7,000   4/30/97                                5.22        6,879,215
   25,000   1/13/97                                5.24       24,956,333
   16,300   1/17/97                                5.24       16,262,039
   30,000   2/26/97                                5.24       29,755,700
   30,000   2/04/97                                5.25       29,851,250
   25,000   6/12/97                                5.27       24,407,125
   25,000   6/13/97                                5.27       24,403,465
   21,950   6/17/97                                5.28       21,412,371
   46,425   2/19/97                                5.29       46,090,727
   17,705   2/27/97                                5.33       17,555,585
    9,000   3/10/97                                5.34        8,909,220
   16,000   3/11/97                                5.34       15,836,240
    5,000   3/12/97                                5.34        4,948,083
   19,785   3/13/97                                5.34       19,576,631
   25,000   3/17/97                                5.34       24,721,875
   14,000   3/20/97                                5.34       13,838,020
   13,000   3/24/97                                5.34       12,841,877
    3,000   3/27/97                                5.35        2,962,104
   25,000   3/12/97                                5.36       24,739,445
   81,000   5.27%, 4/04/97 FRN                     5.37       80,990,341
   50,000   5.42%, 6/11/97 FRN                     5.47       49,989,319
   79,500   5.61%, 10/15/97 FRN                    5.57       79,507,967
                                                            ------------
                                                             742,839,778

            FEDERAL FARM CREDIT BANK-11.5%
   25,000   4.95%, 3/03/97                         5.00       24,997,571
    7,000   2/14/97                                5.40        6,953,800
   50,000   5.28%, 5/20/97 FRN                     5.40       49,977,779
   50,000   5.36%, 10/01/97 FRN                    5.41       49,988,213
  150,000   5.37%, 6/26/97 FRN                     5.52      149,965,282
   80,000   5.39%, 6/01/98 FRN                     5.41       79,979,020
   75,000   5.43%, 5/01/98 FRN                     5.43       75,000,000
                                                            ------------
                                                             436,861,665

            FEDERAL HOME LOAN BANK-7.9%
   25,000   4.86%, 2/07/97                         4.95       24,997,422
   25,000   5.03%, 2/21/97                         5.04       24,999,652
   25,000   5.09%, 2/13/97                         5.10       24,999,706
   50,000   5.22%, 3/27/97 FRN                     5.32       49,989,081
   27,000   5.29%, 2/06/97                         5.31       26,999,602
   36,630   5.30%, 3/05/97                         5.42       36,623,882
   60,000   5.31%, 12/04/97 FRN                    5.40       59,954,458
   50,000   5.48%, 9/24/97 FRN                     5.56       49,973,400
                                                            ------------
                                                             298,537,203

            STUDENT LOAN MARKETING ASSOCIATION-7.6%
   49,300   5.33%, 4/18/97 FRN                     5.37       49,294,588
   20,000   5.39%, 11/24/97 FRN                    5.41       19,995,803
   32,500   5.41%, 9/03/97 FRN                     5.47       32,487,362
  100,000   5.47%, 8/04/97 FRN                     5.47      100,000,000
   32,000   5.52%, 2/17/98 FRN                     5.60       31,972,228
   30,880   5.57%, 11/20/97 FRN                    5.54       30,887,253
    8,300   5.57%, 1/21/98 FRN                     5.60        8,297,485
   15,000   5.87%, 6/30/97 FRN                     5.64       15,004,251
                                                            ------------
                                                             287,938,970

            U.S. TREASURY NOTES-2.4%
   25,000   6.13%, 5/31/97                         5.69       25,041,430
   22,000   6.50%, 5/15/97                         5.68       22,064,629
   20,000   6.75%, 5/31/97                         5.77       20,075,291
   25,000   6.88%, 3/31/97                         5.48       25,081,909
                                                            ------------
                                                              92,263,259


1



STATEMENT OF NET ASSETS (CONTINUED)                ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                                YIELD          VALUE
----------------------------------------------------------------------------
            AGENCY FOR INTERNATIONAL
            DEVELOPMENT HOUSING-0.1%
$   2,543   5.74%, 1/01/97 FRN                        5.74%   $    2,543,295

            OVERSEAS PRIVATE INVESTMENT CORP.-0.0%
      625   5.92%, 6/10/97 FRN                        5.92           625,000
            Total U.S. Government and Agencies
            (amortized cost $2,668,500,501)                    2,668,500,501

            REPURCHASE AGREEMENTS-29.2%
            FIRST BOSTON CORP.
   80,000   5.33%, dated 11/25/96,
            due 2/24/97 in the amount of
            $81,077,844 (cost $80,000,000;
            collateralized by $21,930,000
            FNN 317618, value $17,674,660,
            $79,457,158 FN 303430,
            value $62,913,908 and $3,025,000
            FDG 12870, value $1,100,390)
            (amortized cost $80,000,000)              5.33        80,000,000

            FIRST BOSTON CORP.
   80,000   5.43%, dated 12/11/96,
            due 1/17/97 in the amount of
            $80,446,467 (cost $80,000,000;
            collateralized by $83,233,000
            FGG 00590, value $81,928,415)
            (amortized cost $80,000,000)              5.43        80,000,000

            GOLDMAN SACHS & CO.
   50,000   5.40%, dated 12/20/96,
            due 3/04/97 in the amount of
            $50,555,000 (cost $50,000,000;
            collateralized by $63,475,075
            FN 190750, value $46,088,607
            and $5,461,000 FN 67571,
            value $5,131,198)
            (amortized cost $50,000,000)              5.40        50,000,000

            GOLDMAN SACHS & CO.
   50,000   5.50%, dated 12/20/96,
            due 1/24/97 in the amount of
            $50,267,361 (cost $50,000,000;
            collateralized by $25,500,000
            FN 050955, value $17,970,574,
            $31,550,000 FG 00329,
            value $23,617,966, $10,027,553
            FN 190987, value $7,122,234
            and $4,434,000 FN 050659,
            value $2,567,083)
            (amortized cost $50,000,000)              5.50        50,000,000

            GOLDMAN SACHS & CO.
   50,000   5.56%, dated 12/23/96,
            due 1/27/97 in the amount of
            $50,270,278 (cost $50,000,000;
            collateralized by $54,053,000
            FN 303809, value $51,180,034)
            (amortized cost $50,000,000)              5.56        50,000,000

            GOLDMAN SACHS & CO.
   25,000   6.38%, dated 12/31/96,
            due 1/02/97 in the amount of
            $25,008,861 (cost $25,000,000;
            collateralized by $26,194,000
            FMAC, 7.00%, 10/01/26,
            value $25,500,000)
            (amortized cost $25,000,000)              6.38        25,000,000

            J.P. MORGAN & CO.
  125,000   5.35%, dated 12/04/96,
            due 1/06/97 in the amount of
            $125,613,021 (cost $125,000,000;
            collateralized by $26,257,000
            U.S. Treasury Bond, 6.50%,
            5/31/01, value $26,697,742,
            $47,620,000 U.S. Treasury Bond,
            7.875%, 4/15/98, value $49,633,547,
            $50,000,000 U.S. Treasury
            Bond, 6.375%, 5/15/99,
            value $50,842,541 and $800,000
            U.S.Treasury Bond, 6.625%,
            3/31/97, value $815,645)
            (amortized cost $125,000,000)             5.35       125,000,000


2



                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                                YIELD           VALUE
----------------------------------------------------------------------------
            LEHMAN BROTHERS
$  50,000   5.33%, dated 12/04/96,
            due 3/06/97 in the amount of
            $50,681,056 (cost $50,000,000;
            collateralized by $13,706,716
            FN 303211, value $10,517,147,
            $29,915,414 FN 050643, value
            $12,870,473, $33,958,000
            FN 62199, value $27,398,150
            and $434,652 FN 356429,
            value $425,530)
            (amortized cost $50,000,000)              5.33%     $ 50,000,000

            LEHMAN BROTHERS
   75,000   6.90%, dated 12/31/96,
            due 1/02/97 in the amount of
            $75,028,750 (cost $75,000,000;
            collateralized by $19,061,987
            FHLMC, 6.50%, 5/01/09,
            value $16,156,000, $30,963,004
            FHLMC, 9.00%, 11/01/26,
            value $32,543,000 and
            $29,761,702 FNMA, 6.50%,
            5/01/26, value $27,928,000)
            (amortized cost $75,000,000)              6.90        75,000,000

            MERRILL LYNCH REPO
  125,000   5.34%, dated 12/04/96,
            due 2/07/97 in the amount of
             $126,205,208 (cost $125,000,000;
            collateralized by $127,829,000
            FN 313080, value $128,123,576)
            (amortized cost $125,000,000)             5.34       125,000,000

            MORGAN STANLEY GROUP, INC.
  120,000   5.35%, dated 12/06/96,
            due 2/05/97 in the amount of
            $121,087,833 (cost $120,000,000;
            collateralized by $125,405,000
            FN 303929, value $122,524,973)
            (amortized cost $120,000,000)             5.35       120,000,000

            MORGAN STANLEY GROUP, INC.
   50,000   5.50%, dated 12/19/96,
            due 1/21/97 in the amount of
            $50,252,083 (cost $50,000,000;
            collateralized by $69,202,000
            FGE 20064, value $51,289,418)
            (amortized cost $50,000,000)              5.50        50,000,000

            PAINE WEBBER REPO
   50,000   5.60%, dated 12/19/96,
            due 1/23/97 in the amount of
            $50,272,222 (cost $50,000,000;
            collateralized by $30,367,000
            FNCL 250461, value $28,378,573
            and $29,868,000 FNCL 190830,
            value $23,014,997)
            (amortized cost $50,000,000)              5.60        50,000,000

            PAINE WEBBER REPO
   32,000   6.10%, dated 12/31/96,
            due 1/09/97 in the amount of
            $32,048,800 (cost $32,000,000;
            collateralized by $25,035,000
            FG 00245, value $21,540,742
            and $11,117,000 FG 075163,
            value $11,321,644)
            (amortized cost $32,000,000)              6.10        32,000,000

            SANWA REPO
    4,000   6.75%, dated 12/31/96,
            due 1/02/97 in the amount of
            $4,001,500 (cost $4,000,000;
            collateralized by $3,973,000
            U.S. Treasury Bond, 5.875%,
            7/31/97, value $4,080,000)
            (amortized cost $4,000,000)               6.75         4,000,000

            STATE STREET BANK AND TRUST CO.
   40,000   6.25%, dated 12/31/96,
            due 1/02/97 in the amount of
            $40,013,889 (cost $40,000,000;
            collateralized by $37,880,000
            U.S. Treasury Bond, 7.125%,
            2/15/23, value $40,800,000)
            (amortized cost $40,000,000)              6.25        40,000,000

            UBS REPO
   50,000   5.42%, dated 12/19/96,
            due 2/20/97 in the amount of
            $50,474,250 (cost $50,000,000;
            collateralized by $58,650,000
            FNCL 347628, value $52,338,121)
            (amortized cost $50,000,000)              5.42        50,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)                ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                                YIELD          VALUE
----------------------------------------------------------------------------
            UBS REPO
$  50,000   5.42%, dated 12/20/96,
            due 2/25/97 in the amount of
            $50,504,361 (cost $50,000,000;
            collateralized by $59,068,000
            FN 347625, value $52,114,564)
            (amortized cost $50,000,000)              5.42%   $   50,000,000
            Total Repurchase Agreements
            (amortized cost $1,106,000,000)                    1,106,000,000
                                                                       VALUE

            TOTAL INVESTMENTS-99.6%
            (amortized cost $3,774,500,501)                   $3,774,500,501
            Other assets less liabilities-0.4%                    13,429,191

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            3,788,826,662 shares outstanding)                 $3,787,929,692


#    All securities either mature or their interest rate changes in one year or less.

     Glossary:
     FRN - Floating Rate Note

     See notes to financial statements.


4



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)     ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $93,766,534

EXPENSES
  Advisory fee (Note B)                               $8,332,469
  Distribution assistance and administrative
    service (Note C)                                   5,496,193
  Transfer agency (Note B)                             2,882,106
  Registration fees                                      339,787
  Custodian fees                                         192,599
  Printing                                               145,113
  Audit and legal fees                                    23,174
  TrusteesO fees                                           7,914
  Miscellaneous                                           33,011
  Total expenses                                                     17,452,366
  Net investment income                                              76,314,168

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                       20,380

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $76,334,548


See notes to financial statements.


5



STATEMENTS OF CHANGES IN NET ASSETS                ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                                DEC. 31, 1996      YEAR ENDED
                                                 (UNAUDITED)     JUNE 30, 1996
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                        $   76,314,168   $  135,336,143
  Net realized gain on investments                     20,380           20,063
  Net increase in net assets from operations       76,334,548      135,356,206

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (76,314,168)    (135,336,143)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                           582,890,187      690,690,859
  Total increase                                  582,910,567      690,710,922

NET ASSETS
  Beginning of period                           3,205,019,125    2,514,308,203
  End of period                                $3,787,929,692   $3,205,019,125


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)                      ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Government Reserves (the OTrustO) is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the OPortfolioO) and Alliance Treasury Reserves. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the PortfolioOs policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. GENERAL
Interest income is accrued as earned. Security transactions are recorded on a trade date basis. Security gains and losses are determined on the identified cost basis. It is the PortfolioOs policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1996. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $1,931,380 for the six months ended December 31, 1996.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the PortfolioOs net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1996, the distribution fee amounted to $4,363,091. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1996, such payments by the Portfolio amounted to $1,133,102 of which $81,500 was paid to the Adviser.


7



NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1996, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $917,350, of which $128,701 expires in 2001, $236,674 expires in 2002 and $551,975 expires in 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1996, capital paid-in aggregated $3,788,826,662. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED      YEAR ENDED
                                               DEC. 31, 1996        JUNE 30,
                                                (UNAUDITED)           1996
                                              ---------------  ----------------
Shares sold                                    7,735,851,357    13,672,251,535
Shares issued on reinvestments of dividends       76,314,168       135,336,143
Shares redeemed                               (7,229,275,338)  (13,116,896,819)
Net increase                                     582,890,187       690,690,859


8



                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.

                                              SIX MONTHS
                                                 ENDED
                                              DECEMBER 31,                       YEAR ENDED JUNE 30,
                                                  1996      --------------------------------------------------------------
                                              (UNAUDITED)       1996         1995         1994         1993         1992
                                              ------------  -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period           $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0220         .0461        .0439        .0244        .0256        .0421
Net realized gain on investments                    -0-           -0-          -0-          -0-       .0001           -0-
Net increase in net assets from operations       .0220         .0461        .0439        .0244        .0257        .0421

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0220)       (.0461)      (.0439)      (.0244)      (.0256)      (.0421)
Distributions from net realized gains               -0-           -0-          -0-          -0-      (.0001)          -0-
Total dividends and distributions               (.0220)       (.0461)      (.0439)      (.0244)      (.0257)      (.0421)
Net asset value, end of period                 $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

TOTAL RETURNS
Total investment return based on:
  net asset value (a)                             4.41%(b)      4.72%        4.48%        2.48%        2.60%        4.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $3,788        $3,205       $2,514       $2,061       $1,783       $1,572
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements     1.00%(b)      1.00%        1.00%        1.00%        1.00%         .95%
  Expenses, before waivers and reimbursements     1.00%(b)      1.01%        1.05%        1.04%        1.02%         .97%
  Net investment income (c)                       4.37%(b)      4.60%        4.42%        2.46%        2.55%        4.17%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


9



                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
PAMELA F. RICHARDSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


10



ALLIANCE GOVERNMENT RESERVES
1345 Avenue of the Americas, New York, NYE10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Government Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 2 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL
DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUNDOS CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GOVSR
ALC25PR07